UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23371

TIGERSHARES Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 215
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 215
Newtown Square, PA 19073
(Name and address of agent for service)

1 (484) 816-7801
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

Semi-Annual Report
March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your Shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your Shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 1-800-617-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 1-800-617-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the UP Fintech Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

TIGERSHARES TRUST

i

TIGERSHARES TRUST

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

UP Fintech China-U.S. Internet Titans ETF

Sector	% Net Assets
Communication Services	53.4%
Consumer Discretionary	38.3%
Information Technology	8.3%
Liabilities in Excess of Other Assets	(0.0	)%(c)
Total	100.0%

(c) Rounds to zero.

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 100.0%
China — 50.3%
5,516	58.com, Inc. ADR(a)	$268,740
3,407	Alibaba Group Holding Ltd. ADR(a)	662,593
5,006	Autohome, Inc. ADR(a)	355,526
2,874	Baidu, Inc. ADR(a)	289,671
10,432	JD.com, Inc. ADR(a)	422,496
25,700	Meituan Dianping – Class B(a)	310,519
1,080	NetEase, Inc. ADR	346,637
16,100	Tencent Holdings Ltd.	789,743
10,245	Trip.com Group Ltd. ADR(a)	240,245
26,595	Vipshop Holdings Ltd. ADR(a)	414,350
		4,100,520
United States — 49.7%
522	Alphabet, Inc. – Class C(a)	606,987
378	Amazon.com, Inc.(a)	736,994
179	Booking Holdings, Inc.(a)	240,812
555	CoStar Group, Inc.(a)	325,902
9,589	eBay, Inc.	288,245
3,377	Facebook, Inc. – Class A(a)	563,284
586	MercadoLibre, Inc.(a)	286,308
1,081	Netflix, Inc.(a)	405,915
11,020	Twitter, Inc.(a)	270,651
1,779	VeriSign, Inc.(a)	320,380
		4,045,478
	TOTAL COMMON STOCKS (Cost $8,003,416)	8,145,998

MONEY MARKET FUNDS — 0.0%(c)
United States — 0.0%(c)
3,141	First American Government Obligations Fund – Class X, 0.43%(b)	3,141
	TOTAL MONEY MARKET FUNDS (Cost $3,141)	3,141

	TOTAL INVESTMENTS (Cost $8,006,557) — 100.0%	8,149,139
	Liabilities in Excess of Other Assets — (0.0)%(c)	(4,103)
	TOTAL NET ASSETS — 100.0%	$8,145,036

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)    Non-Income producing security.

(b)    The rate quoted is the annualized seven-day yield as of March 31, 2020.

(c)    Rounds to zero.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2020 (Unaudited)

UP Fintech China-U.S. Internet Titans ETF
Assets:
Investments, at value*	$8,149,139
Interest receivable	1
Total Assets	8,149,140

Liabilities:
Accrued investment advisory fees	4,104
Total Liabilities	4,104
Net Assets	$8,145,036

Net Assets Consist of:
Capital stock	$7,928,789
Distributable earnings	216,247
Net assets	$8,145,036

Calculation of Net Asset Value Per Share:
Net Assets	$8,145,036
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	304,000
Net Asset Value, Redemption Price and Offering Price per Share	$26.79

*Cost of Investments	$8,006,557

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2020 (Unaudited)

UP Fintech China-U.S. Internet Titans ETF
Investment Income:
Dividend income	$12,918
Interest income	12
Total investment income	12,930

Expenses:
Investment advisory fees	25,624
Total expenses	25,624

Net Investment Loss	(12,694)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments and foreign currency	249,378
Net realized gain	249,378
Net change in net unrealized depreciation on:
Investments and foreign currency translation	(58,179)
Net change in unrealized depreciation	(58,179)
Net realized gain and net change in unrealized depreciation on investments	191,199
Net increase in net assets resulting from operations	$178,505

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	UP Fintech China-U.S. Internet Titans ETF
	For the Period Ended March 31, 2020 (Unaudited)	For the Period November 6, 2018* through September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(12,694)	$(27,319)
Net realized gain on investments and foreign currency	249,378	347,273
Net change in net unrealized appreciation (depreciation) on investments	(58,179)	200,762
Net increase in net assets resulting from operations	178,505	520,716

Capital Share Transactions:
Proceeds from shares sold	1,464,435	10,196,490
Payments for shares redeemed	(1,469,550)	(2,745,560)
Net increase (decrease) in net assets resulting from capital share transactions	(5,115)	7,450,930
Net increase in net assets	173,390	7,971,646

Net Assets:
Beginning of period	7,971,646	—
End of period	$8,145,036	$7,971,646

Changes in Shares Outstanding
Shares outstanding, beginning of period	304,000	—
Shares sold	50,000	404,000
Shares reinvested	—	—
Shares redeemed	(50,000)	(100,000)
Net increase in shares outstanding, end of period	—	304,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
FINANCIAL HIGHLIGHTS

	UP Fintech China-U.S. Internet Titans ETF
	For the Period Ended March 31, 2020 (Unaudited)	For the Period November 6, 2018[5] through September 30, 2019
Net Asset Value, Beginning of Period	$26.22	$25.00
Net Investment Loss[1]	$(0.04)	$(0.10)
Net Realized and Unrealized Gain on Investments	$0.61	$1.32
Net Increase in Net Asset Value Resulting from Operations	$0.57	$1.22
Distributions to Shareholders	$—	$—
Net Asset Value, End of Period	$26.79	$26.22
Total Return[2]	2.18%	4.89%
Net Assets, End of Period (000’s)	$8,145	$7,972
Expenses to Average Net Assets[3]	0.59%	0.59%
Net Investment Loss to Average Net Assets[3]	(0.29)%	(0.40)%
Portfolio Turnover Rate[4]	6%	33%

1	Net investment loss per share represents net investment loss divided by the daily average shares of beneficial interest outstanding throughout the period.
2	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
3	For periods of less than one year, these ratios are annualized.
4	Portfolio turnover is not annualized and excludes the impact of in-kind transactions.
5	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. ORGANIZATION

UP Fintech China-U.S. Internet Titans ETF (the “Fund”)* is a non-diversified series of TIGERSHARES Trust (the “Trust”), an open-end management investment company comprised of one series, organized as a Delaware statutory trust on May 25, 2018. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of a specific equity securities index. The Fund’s current index is the Nasdaq China US Internet Tiger Index (the “Underlying Index”).

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC®. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV typically in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A transaction fee is imposed for the transfer and other transaction costs associated with any purchase or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange-traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used.

*	Prior to May 31, 2019, the UP Fintech China-U.S. Internet Titans ETF was known as the TIGERSHARES China-U.S. Internet Titans ETF.

TIGERSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2020, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

UP Fintech China-U.S. Internet Titans ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,145,998	$—	$—	$8,145,998
Money Market Funds	3,141	—	—	3,141
Total Investments in Securities	$8,149,139	$—	$—	$8,149,139

* For further detail on each asset class, see the Schedule of Investments.

As of March 31, 2020, there were no investments in Level 3 securities.

During the period ended March 31, 2020, there were no transfers into or out of Level 3.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C.	Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E.	Distributions to Shareholders. The Fund intends to pay dividends from net investment income and intends to distribute net realized capital gains, if any, at least annually. Income and capital gains distributions will be determined in accordance with Federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

TIGERSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

J.	COVID-19 Risk Disclosure. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

K.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period ended March 31, 2020 that materially impacted the amounts or disclosures in the Fund’s financial statements.

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Wealthn LLC, currently doing business as UP Fintech Asset Management (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser has entered into an Investment Subadvisory Agreement (“Subadvisory Agreement”) with Vident Investment Advisory, LLC (“VIA”), under which VIA is primarily responsible for the securities selection, research and trading of the Fund’s assets in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Board and the Adviser. VIA is compensated directly by the Adviser and not by the Fund.

The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears all of its own costs associated with providing these advisory services and all operating expenses of the Fund, except for (i) the compensation payable to the Adviser under the Advisory Agreement, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). For services provided to the Fund, the Fund pays the Adviser 0.59% per month based on average daily net assets. The monthly advisory fee is calculated on an annualized basis on the Fund’s average daily net assets. Two of the trustees of the Fund are affiliated with the Adviser.

As compensation for services provided by the Adviser in connection with securities lending related activities of the Fund, if any, the Fund shall pay to the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers). The Fund currently does not participate in the securities lending program.

U.S. Bancorp Fund Services, LLC, currently doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS (cont.)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the TIGERSHARES Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2020, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
UP Fintech China-U.S. Internet Titans ETF	$503,638	$552,407

For the period ended March 31, 2020, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
UP Fintech China-U.S. Internet Titans ETF	$1,462,952	$1,433,249

There were no purchases or sales of U.S. Government securities during the period.

5. TAX INFORMATION

The unaudited cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

UP Fintech
China-U.S.
Internet Titans ETF
Cost of investments	$8,006,557
Gross unrealized appreciation	$746,824
Gross unrealized depreciation	(604,242)
Net unrealized appreciation	$142,582

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2020, the Adviser and its affiliates together owned greater than 25% of the Fund’s total shares outstanding.

TIGERSHARES TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Fund was at a premium or discount to its daily net asset value (“NAV”). Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	UP Fintech China-U.S. Internet Titans ETF
	Period Ended March 31, 2020
Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	9	7.14%
0.75% to 0.999%	2	1.59%
0.50% to 0.749%	14	11.11%
0.25% to 0.499%	20	15.87%
0.00% to 0.249%	33	26.19%
-0.001% to -0.249%	25	19.84%
-0.25% to -0.499%	12	9.53%
-0.50% to -0.749%	3	2.38%
-0.75% to -0.999%	2	1.59%
-1.00% or more	6	4.76%
	126	100.00%

TIGERSHARES TRUST

Expense Example (Unaudited)

March 31, 2020

As a shareholder of the UP Fintech China-U.S. Internet Titans ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2019 through March 31, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2019 to March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio March 31, 2020	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* (October 1, 2019 to March 31, 2020)
UP Fintech China-U.S. Internet Titans ETF
Actual	0.59%	$1,000.00	$1,021.80	$2.98
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98

*	Actual Expenses paid during the period equal to the annualized net expense ratio of 0.59% for the Fund, multiplied by the average account value over the period, multiplied by 183/366.

TIGERSHARES TRUST

MANAGEMENT OF THE FUND (Unaudited)

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of six Trustees. Two Trustees and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all registered funds advised by the Adviser (“Fund Complex”).

The Trustees, their age (by date of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The Officers, their age (by date of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 3532 Muirwood Drive, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Robert W. Driscoll, Jr. YOB: 1964	Trustee	No set term; served since 2018	Managing Principal, Driscoll Holdings LLC (private equity) (2012-present).	1	Advisory Board, Crystal Steel Fabricators (2017-present).

David W. Irwin YOB: 1966	Trustee	No set term; served since 2018	General Partner, Hiawatha, LP (private investments) (2019-present); Business Management, Fiserv, Inc. (information technology) (2002-2019); Consultant, ATA RiskStation, LLC (data analytics) (2017-present).	1	Volunteer Director, Enterprise Credit Union (2018-present).

Andrew A. Smith YOB: 1968	Trustee	No set term; served since 2018	Chief Executive Officer, Spouting Rock Asset Management (2017-present); Co-Chief Executive Officer and Chief Operating Officer, Aberdeen Asset Management Inc. (2014-2016); Chief Operating Officer and Chief Financial Officer, Aberdeen Asset Management Inc. (2008-2014).	1	Trustee, Social Impact Center (2018-present); Trustee, Outward Bound Philadelphia (2016).

Chenyang Wei YOB: 1973	Trustee	No set term; served since 2018	Associate Dean, Tsinghua Institute of FinTech Research (2019-present); Senior Advisor, Zenity Asset Management (2019-present); Senior Managing Director, Zenity Asset Management (2016-2019); Director of Credit Research, AIG (2012-2016).	1	Chairman, The Chinese Finance Association (2016-present); Director, The Chinese Finance Association (2013-2014; 2015-2016).

TIGERSHARES TRUST

MANAGEMENT OF THE FUND (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees*

David P. Foulke YOB: 1966	Trustee, Vice President and Principal Financial Officer	No set term; served since 2018	Chief Financial Officer, Wealthn LLC (2017-present); Co-Founder, TradingFront, Inc. (financial technology) (2017-2018); Managing Member, Alpha Architect (investment adviser) (2012-2016).	1	None

Yang Xu YOB: 1987	Trustee, President and Principal Executive Officer	No set term; served since 2018	Partner, UP Fintech Holding Limited (2018-present); Chief Executive Officer, Wealthn LLC (2017-present); Chief Executive Officer, TradingFront, Inc. (financial technology) (2019- present); Co-Founder, TradingFront, Inc. (2017-2018); Managing Member, Alpha Architect (investment adviser) (2014-2017); Principal Data Analyst, Capital One (2013-2014).	1	None

*	Messrs. Foulke and Xu are “interested persons,” as defined by the Investment Company Act, of the Trust because of their employment and relationship with Wealthn LLC.

Officers Who Are Not Trustees

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Officer	Other Directorships Held by Officer During Past 5 Years
Janaya P. Moscony YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	No set term; served since 2018	CCO, Wealthn LLC (2018-present); CCO, STAAR Trust (2018); Managing Member, CCO Compliance Services, LLC (2012-present); President, SEC Compliance Consultants, Inc. (2003-present).	1	None

Additional information about the independent trustees and the interested trustees is available in the Statement of Additional Information (SAI), which is available without charge, upon request, by calling 1-800-617-0004.

TIGERSHARES TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available without charge, upon request, by calling 1-800-617-0004. Furthermore, you may obtain the Fund’s Form N-PORT reports on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website daily at https://www.upfintecham.com/product.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling 1-800-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.upfintecham.com/product.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is filed on Form N-PX and is available (1) without charge, upon request, by calling 1-800-617-0004 and (2) at the SEC’s website at www.sec.gov.

Adviser

Wealthn LLC

3803 West Chester Pike, Suite 215

Newtown Square, PA 19073

Sub-Advisor

Vident Investment Advisory, LLC

1125 Sanctuary Parkway

Suite 515

Alpharetta, GA 30009

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave., Suite 1250

Milwaukee, WI 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.

Washington, DC 20006

UP Fintech China-U.S. Internet Titans ETF

Symbol – TTTN

CUSIP – 88680T108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TIGERSHARES Trust

By (Signature and Title) /s/ Yang Xu
                                        Yang Xu, President, Principal Executive Officer

Date  May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Yang Xu
                                         Yang Xu, President, Principal Executive Officer

Date  May 29, 2020

By (Signature and Title)  /s/ David P. Foulke
                                         David P. Foulke, Vice President, Principal Financial Officer

Date  May 29, 2020